LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND

February 19, 1998

Dear Shareholder:

Your Fund has changed its name. The JPM Institutional Japan Equity Fund is now the J.P. Morgan Institutional Japan Equity Fund. When J.P. Morgan began advising mutual funds over 15 years ago, regulatory restrictions prevented us from using our name in the title of any mutual fund, which led to the JPM acronym. With the evolution of today's financial marketplace, we are now able to proudly include the full J.P. Morgan name in the title of your Fund.

Unfortunately, the annual report for this Fund is not as cheerful as those of our domestic equity funds. While Japan's economy seemed to be turning a corner in the first half of the year, the remainder of 1997 proved to be a difficult time for the economy and the financial markets. As a result, your Fund posted a return of -29.18% for the year. The Fund's net asset value declined from $8.67 per share to $6.14 for the period under review.

The report that follows includes an interview with Masato Degawa, a member of our portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide an outlook for the months ahead.

As chairman and president of Asset Management Services, we appreciate your investment in the Fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS. . . . .1         FUND FACTS AND HIGHLIGHTS. . . . .5

FUND PERFORMANCE. . . . . . . . . .2         FINANCIAL STATEMENTS . . . . . . .8

PORTFOLIO MANAGER Q&A . . . . . . .3
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to evaluate a mutual fund's historical performance is to look at the growth of a hypothetical investment of $1,000,000, which is the Fund's investment minimum. The chart at the right shows that $1,000,000 invested in the Fund on February 29, 1996 would have been worth $614,000 on December 31, 1997.

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $1,000,000 SINCE INCEPTION

FEBRUARY 29, 1996 -- DECEMBER 31, 1997

[GRAPH]


                                             FEB-96    JUN-96    DEC-96    JUN-97    DEC-97
                                             ------    ------    ------    ------    ------
The JPM Institutional Japan Equity Fund      1,000     1,056      867        928      614

TOPIX                                        1,000     1,054      858        922      616

Lipper Japanese Fund Average                 1,000     1,071      907      1,018      759




PERFORMANCE                                  TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                             ------------------  ----------------------------
                                             THREE     SIX       ONE            SINCE
AS OF DECEMBER 31, 1997                      MONTHS    MONTHS    YEAR           INCEPTION*
---------------------------------------------------------------  ----------------------------
J.P. Morgan Institutional Japan Equity Fund  (19.84%)  (33.84%)  (29.18%)       (23.36%)

TOPIX**                                      (21.26%)  (33.21%)  (28.19%)       (23.20%)

Lipper Japanese Fund Average                 (15.44%)  (24.05%)  (14.07%)       (12.70%)


* FEBRUARY 29, 1996

** THE TOKYO STOCK PRICE INDEX (TOPIX) IS AN UNMANAGED, MARKET CAPITALIZATION-WEIGHTED INDEX COMPRISING ALL STOCKS IN THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. THE INDEX DOES NOT INCLUDE FEES OR OPERATING EXPENSES AND IS NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

Portfolio manager Q&A

[PHOTO]

Following is an interview with MASATO DEGAWA, who is a member of the portfolio management team for The Japan Equity Portfolio in which the Fund invests. Masato joined Morgan's International Investment Group in 1993 as a Japanese equity portfolio manager. Prior to joining Morgan, he was a senior analyst with Morgan Stanley in Tokyo covering Japanese utilities and special situations. He has both a B.A. and M.A. degree from Oxford University, England, in Engineering Science and Economics. This interview was conducted on February 18, 1998 and reflects Masato's views on that date.

CAN YOU GIVE US SOME BACKGROUND ON THIS YEAR'S EVENTS IN JAPAN?

MD: The economy posted a very high growth rate during the first quarter. Much of that was due to a rush of consumer buying in advance of the consumption tax hike from 3% to 5%, which took effect on April 1. Obviously, if you're going to buy a big ticket item, you would try to do it before such a hike. As a result, first quarter GDP was really high, and foreign investors took it as a sign that the economy was finally starting to take off. There was a tremendous flow of capital into the market. In retrospect, the tax hike was very ill-timed because it had a contracting effect on the economy.

Another negative in terms of fiscal thrust was the increase of the social security cost to people. Together this amounted to about nine trillion Japanese yen or more than two percentage points of GDP, which completely crushed the fragile recovery that began last year.

Additionally, many Japanese companies started running out of so-called unrealized gain on securities, which used to act like a cushion for profit. In the past, Japanese corporations used the unrealized gain on securities to make up for profit shortfalls. They would sell shares of companies whose book value is well below market value and thereby raise their profit figures. However, they've been doing this since the economic bubble collapsed in 1989 and they're running out of these types of holdings. They are left with securities that have very high book values -- higher than the market price. When those securities get sold, losses are created. In other words: no more cushion.

IS THIS PRACTICE UNIQUE TO JAPAN?

MD: As far as the developed markets go, yes. You have to remember that much of the management of Japan, Inc. is still old fashioned. They are more concerned with their employees than their shareholders. While that may be a commendable viewpoint, it hinders their competitiveness in today's world.

WHICH COMPANIES ARE FARING THE WORST?

MD: Generally, the banking, insurance, and construction sectors are in the worst shape. Nissan Life, which had been poorly managed, went under in April. That was big news. Shortly after that, three construction companies went bankrupt. Then in November, four major financial institutions failed. This caused people to become concerned about their future employment, which was unheard of until recently, and led to further cutbacks in consumer spending. With domestic consumption making up two thirds of GDP, this had an additional cooling effect on the economy.

WHERE ARE THE BRIGHT SPOTS IN THE JAPANESE ECONOMY?

MD: Companies that generate much of their revenue from exporting are having banner years. These companies were forced to become lean and mean back in 1995 when the yen was at record strength. Now that the yen has weakened from 80 to 125 to the dollar, these restructured companies are very efficient and competitive.

THE FUND UNDERPERFORMED THE TOPIX AND THE LIPPER AVERAGE IN 1997. WHY?

MD: Investors have continued to flock to the "Nifty Fifteen." These are Japan's largest stocks and to many investors they represent stability of earnings in uncertain times. Demand for these stocks has driven their prices up. To us, however, these stocks are expensive. We prefer issues that offer better value because, in the long run, we believe they will provide superior performance.

Another aspect of this Portfolio is its sector-neutral structure, which reduces the risk of being in the wrong sector at the wrong time. While we stand by the sector-neutral structure as a long-term proposition, the Portfolio's exposure to the financial and construction sectors has hindered performance this year. Of course, should we see a rebound in these sectors, the Portfolio will participate in this rebound from the onset.

WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND THE FINANCIAL MARKETS IN JAPAN?

MD: We don't think the economy is likely to grow quickly because of a lack of consumer confidence and continuing bankruptcy concerns. We are expecting zero GDP growth for 1998 and perhaps 1.5% growth the following year. As for the stock market, there is support around the 15,000 level on the Nikkei Index. If the Nikkei were to fall below that, the Japanese market as well as the financial system would be in trouble. On the flip side, we think the Nikkei will have trouble rising above 18,000 because at that level the selling of cross holdings will likely resume.

On a more positive note, the government has never been so supportive of the stock market. Both the government and businesses are backing the reform measures needed to make the market healthy again, which should help.

FUND FACTS

INVESTMENT OBJECTIVE

The J.P. Morgan Institutional Japan Equity Fund seeks to provide a high total return from a portfolio of equity securities of Japanese companies. It is designed for investors who want an actively managed portfolio of Japanese equity securities that seeks to outperform the Tokyo Stock Price Index, a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange. As an international investment, the Fund is subject to foreign political and currency risk, in addition to market risk.


--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
2/29/96

--------------------------------------------------------------------------------
NET ASSETS AS OF 12/31/97
$1,873,201

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/18/98


EXPENSE RATIO

The Fund's current annualized expense ratio of 1.00% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF DECEMBER 31, 1997

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

CONSUMER GOODS  21.0%
FINANCE  20.9%
TECHNOLOGY  19.6%
INDUSTRIAL PRODUCTS
& SERVICES  14.5%
BASIC INDUSTRIES  12.9%
TRANSPORTATION  7.1%
HEALTH CARE  2.0%
UTILITIES  1.5%
SHORT-TERM HOLDINGS  0.5%



LARGEST HOLDINGS      % OF TOTAL INVESTMENTS
--------------------------------------------

TOYOTA MOTOR CORP., 1.2% DUE 1/28/98    4.6%

SONY CORP., 1.4% DUE 3/31/05            3.9%

BRIDGESTONE CORP. (JAPAN)               3.8%

BOT CAYMAN FINANCE LTD.,

4.25% DUE 3/29/49                       3.2%

TAKEDA CHEMICAL INDUSTRIES LTD.         2.8%

FUJI PHOTO FILM CO. LTD.                2.7%

WEST JAPAN RAILWAY CO.                  2.7%

NOMURA SECURITIES CO. LTD.              2.6%

FUJITSU LTD.                            2.4%

MITSUI TRUST & BANKING CO. LTD.         2.4%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. MORGAN GUARANTY TRUST COMPANY OF NEW YORK SERVES AS AN INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The Fund invests through a master portfolio (another fund with the same objective). The Portfolio invests in foreign securities which are subject to special risks including currency fluctuation and political uncertainty. Opinions expressed herein are based on current market conditions and are subject to change without notice.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

                    THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Japan Equity Portfolio
  ("Portfolio"), at value                          $ 1,879,351
Receivable for Expense Reimbursements                    9,385
Deferred Organization Expenses                           5,246
Prepaid Expenses                                            61
                                                   -----------
    Total Assets                                     1,894,043
                                                   -----------
LIABILITIES
Shareholder Servicing Fee Payable                          217
Administrative Services Fee Payable                         66
Administration Fee Payable                                  17
Fund Services Fee Payable                                    3
Accrued Expenses                                        20,539
                                                   -----------
    Total Liabilities                                   20,842
                                                   -----------
NET ASSETS
Applicable to 305,055 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $ 1,873,201
                                                   -----------
                                                   -----------
Net Asset Value, Offering and Redemption Price
  Per Share                                              $6.14
                                                          ----
                                                          ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $ 3,702,844
Distributions in Excess of Net Investment Income       (15,249)
Accumulated Net Realized Loss on Investment and
  Foreign Currency Transactions                     (1,219,215)
Net Unrealized Depreciation of Investment and
  Foreign Currency Translations                       (595,179)
                                                   -----------
    Net Assets                                     $ 1,873,201
                                                   -----------
                                                   -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $7,646)                                  $    30,583
Allocated Interest Income (Net of Foreign
  Withholding Tax of $218)                                         12,766
Allocated Portfolio Expenses                                      (34,770)
                                                              -----------
    Net Investment Income Allocated from
      Portfolio                                                     8,579
FUND EXPENSES
Printing Expenses                                  $ 21,827
Transfer Agent Fees                                  17,108
Registration Fees                                    16,000
Professional Fees                                    11,380
Shareholder Servicing Fee                             4,173
Amortization of Organization Expenses                 3,396
Administrative Services Fee                           1,286
Fund Services Fee                                       144
Administration Fee                                      125
Trustees' Fees and Expenses                              45
Insurance Expense                                        25
Miscellaneous                                         4,238
                                                   --------
    Total Fund Expenses                              79,747
Less: Reimbursement of Expenses                     (72,786)
                                                   --------
NET FUND EXPENSES                                                   6,961
                                                              -----------
NET INVESTMENT INCOME                                               1,618
NET REALIZED LOSS ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO               (1,053,939)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                         33,763
                                                              -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(1,018,558)
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                         FEBRUARY 29,
                                                                             1996
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1997         1996
                                                   -----------------   ----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $          1,618    $        (7,904)
Net Realized Loss on Investment and Foreign
  Currency Transactions Allocated from Portfolio         (1,053,939)          (224,196)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations Allocated from Portfolio             33,763           (628,942)
                                                   -----------------   ----------------
    Net Decrease in Net Assets Resulting from
      Operations                                         (1,018,558)          (861,042)
                                                   -----------------   ----------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold          5,139,663          5,947,091
Cost of Shares of Beneficial Interest Redeemed           (3,749,775)        (3,584,178)
                                                   -----------------   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                 1,389,888          2,362,913
                                                   -----------------   ----------------
    Total Increase in Net Assets                            371,330          1,501,871
NET ASSETS
Beginning of Period                                       1,501,871                 --
                                                   -----------------   ----------------
End of Period (including Distributions in Excess
  of Net Investment Income of $15,249 and
  Accumulated Net Investment loss of $9,161,
  respectively)                                    $      1,873,201    $     1,501,871
                                                   -----------------   ----------------
                                                   -----------------   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                        FOR THE PERIOD
                                                                         FEBRUARY 29,
                                                                             1996
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1997         1996
                                                   -----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD               $           8.67    $         10.00
                                                   -----------------   ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                   0.03              (0.05)
Net Realized and Unrealized Loss on Investment
  and Foreign Currency                                        (2.56)             (1.28)
                                                   -----------------   ----------------
Total from Investment Operations                              (2.53)             (1.33)
                                                   -----------------   ----------------

NET ASSET VALUE, END OF PERIOD                     $           6.14    $          8.67
                                                   -----------------   ----------------
                                                   -----------------   ----------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                 (29.18)%           (13.30)%(a)
Net Assets, End of Period (in thousands)           $          1,873    $         1,502
Ratios to Average Net Assets
  Expenses                                                     1.00%              0.89%(b)
  Net Investment Income (Loss)                                 0.04%             (0.28)%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                      1.74%              1.61%(c)

------------------------
(a) Not Annualized.

(b) Annualized.

(c) After consideration of certain state limitations.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Japan Equity Fund (the "Fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on February 29, 1996. Prior to January 1, 1998, the Trust's and the Fund's names were The JPM Institutional Funds and The JPM Institutional Japan Equity Fund, respectively.

The Fund invests all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a non-diversified, open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 1% at December 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

   a) Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

   c) Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

   d) The Fund incurred organization expenses in the amount of $11,500. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five-years beginning with the commencement of operations of the Fund.

   e) The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

   f ) Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   g) The Fund accounts for and reports distributions to shareholders in accordance with Statement of Postion 93-2: "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement for the year ended December 31, 1997 was to increase Distributions in Excess of Net Investment Income by $7,706 and decrease Accumulated Net Realized Loss on Investment and Foreign Currency Transactions by $26,403 and decrease Paid-in Capital by $18,697. The adjustments are primarily attributable to foreign currency losses. Net investment income, net realized losses and net assets were not affected by this change.

   h) For United States Federal income tax purposes, the Fund had a capital loss carryforward at December 31, 1997 of $406,725, of which $133,589 will expire in the year 2004 and $273,136 which will expire in the year 2005. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

      The Fund incurred approximately $16,000 of foreign currency losses and $806,000 of realized capital losses in the period November 1, 1997 to December 31, 1997. These losses were deferred for tax purposes until January 1, 1998.

2. TRANSACTIONS WITH AFFILIATES

   a) The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI") a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of a complex-wide charge of $425,000 plus FDI's out-of-pocket expenses.The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1997, the fee for these services amounted to $125.

   b) The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and other portfolios in which the Trust and the J.P. Morgan Funds (formerly The JPM Pierpont Funds) invest (the "Master Portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of the aggregate average daily net assets and 0.04% of their aggregate

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1997, the fee for these services amounted to $1,286.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.00% of the average daily net assets of the Fund. For the fiscal year ended December 31, 1997, Morgan has agreed to reimburse the Fund $72,786 for expenses that exceeded this limit.

   c) The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal and account maintenance services to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund. For the fiscal year ended December 31, 1997, Morgan's fee for these services amounted to $4,173.

   d) The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $144 for the fiscal year ended December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, the J.P. Morgan Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $29.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                                        FOR THE PERIOD
                                                                         FEBRUARY 29,
                                                                             1996
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1997         1996
                                                   -----------------   ----------------
Shares sold......................................           696,631            579,406
Shares redeemed..................................          (564,867)          (406,115)
                                                   -----------------   ----------------
Net Increase.....................................           131,764            173,291
                                                   -----------------   ----------------
                                                   -----------------   ----------------

J.P. MORGAN INSTITUTIONAL JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

4. CREDIT AGREEMENT

The Trust, on behalf of the Fund, together with other affiliated investment companies (the "Funds"), entered into a revolving line of credit agreement (the "Agreement") on May 28, 1997, with unaffiliated lenders. Additionally, since all of the investable assets of the Fund are in the Portfolio, the Portfolio is party to certain convenants of the Agreement. The maximum borrowing under the Agreement is $100,000,000. Prior to January 26, 1998, the maximum borrowing under the Agreement was $150,000,000. The Agreement expires on May 27, 1998, however, the Fund and the unaffiliated lenders as parties to the Agreement will have the ability to extend the Agreement and continue their participation therein for an additional 364 days. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The Funds pay a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount which is allocated to the Funds in accordance with procedures established by their respective Trustees or Directors. The Fund has not borrowed pursuant to the Agreement as of December 31, 1997.

5. SUBSEQUENT EVENT

The Fund invests in Portfolio along with another registered management investment company and a non-U.S. fund both managed by Morgan. The non-U.S. fund withdrew its interest in the Portfolio through an in-kind withdrawal in January 1998. The withdrawal did not create a taxable event to the Fund or reduce the net assets of the Fund, but did reduce the net assets of the Portfolio to approximately $2,785,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Japan Equity Fund
(formerly The JPM Institutional Japan Equity Fund)

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Japan Equity Fund (one of the series constituting part of J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), hereafter referred to as the "Fund") at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period February 29, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998

The Japan Equity Portfolio

Annual Report December 31, 1997

(The following pages should be read in conjunction with the J.P. Morgan Institutional Japan Equity Fund
Annual Financial Statements)

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (81.1%)
BASIC INDUSTRIES (11.9%)
BUSINESS & PUBLIC SERVICES (0.8%)
Dai Nippon Printing Co. Ltd.(s)..................         70,000   $   1,319,017
                                                                   -------------
CHEMICALS (7.8%)
Bridgestone Corp.(Japan)(s)......................        278,000       6,050,865
Ishihara Sangyo Kaisha Ltd.(s)+..................        583,000         650,164
Mitsui Chemicals, Inc.- New Shares(s)............         18,600          34,333
Sekisui Chemical Co. Ltd.(s).....................        389,000       1,983,578
Takeda Chemical Industries Ltd.(s)...............        159,000       4,549,108
                                                                   -------------
                                                                      13,268,048
                                                                   -------------

FOREST PRODUCTS & PAPER (0.6%)
Sumitomo Forestry Co. Ltd.(s)....................        209,000       1,027,149
                                                                   -------------

METALS & MINING (2.7%)
Godo Steel Ltd.(s)+..............................        233,000         136,193
Komai Tekko, Inc.(s).............................         82,000         124,241
Mitsui Mining & Smelting Co. Ltd.(s).............        344,000       1,386,360
Nippon Steel Corp.(s)............................      1,296,000       1,923,749
Tokyo Steel Manufacturing Co. Ltd.(s)............        288,000         976,826
                                                                   -------------
                                                                       4,547,369
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                     20,161,583
                                                                   -------------

CONSUMER GOODS & SERVICES (15.5%)
AUTOMOTIVE (3.3%)
Nissan Motor Co. Ltd.(s).........................        404,000       1,677,882
Toyota Motor Corp. Ltd.(s).......................        135,000       3,883,216
                                                                   -------------
                                                                       5,561,098
                                                                   -------------

AUTOMOTIVE SUPPLIES (0.4%)
Nifco, Inc.(s)...................................         38,000         248,421
Sumitomo Rubber Industries Ltd.(s)...............         89,000         377,162
                                                                   -------------
                                                                         625,583
                                                                   -------------

BROADCASTING & PUBLISHING (1.6%)
Toppan Printing Co. Ltd.(s)......................        213,000       2,784,933
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.1%)
Kyodo Printing Co. Ltd.(s).......................         58,000   $     227,502
                                                                   -------------

FOOD, BEVERAGES & TOBACCO (2.1%)
Japan Tobacco, Inc.(s)...........................            346       2,464,185
Nippon Meat Packers, Inc.(s).....................         86,000       1,177,347
                                                                   -------------
                                                                       3,641,532
                                                                   -------------

MERCHANDISING (0.0%)*
Canon Sales Co., Inc.(s).........................          7,000          80,218
                                                                   -------------

MULTI - INDUSTRY (0.5%)
Marubeni Corp.(s)................................        450,000         792,564
                                                                   -------------

RETAIL (7.5%)
Aoyama Trading Co. Ltd.(s).......................         61,000       1,093,130
Ito - Yokado Co. Ltd.(s).........................         75,000       3,835,916
Izumi Co. Ltd.(s)................................        184,000         856,169
Izumiya Co. Ltd.(s)..............................        306,000       2,002,798
Mizuno Corp.(s)..................................         92,000         279,493
Nintendo Co. Ltd.(s).............................         20,000       1,968,911
Seven - Eleven Japan Co. Ltd.(s).................         33,000       2,345,158
Shimachu Co. Ltd.(s).............................            300           4,730
Xebio Co. Ltd.(s)................................         53,300         426,331
York - Benimaru Co. Ltd.(s)......................            400           4,830
                                                                   -------------
                                                                      12,817,466
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     26,530,896
                                                                   -------------

FINANCE (16.8%)
BANKING (10.5%)
Bank of Iwate Ltd.(s)............................         18,600         829,712
Fukui Bank Ltd.(s)...............................        400,000         753,724
Fukushima Bank Ltd.(s)...........................        216,000         480,107
Hyakugo Bank Ltd.(s).............................        337,000       1,451,457
Keiyo Bank Ltd.(s)...............................        250,000         519,147
Kita-Nippon Bank Ltd.(s).........................         11,700         503,918
Mitsui Trust & Banking Co. Ltd.(s)...............      2,001,000       3,893,622
Shinwa Bank Ltd.(s)..............................        139,000         534,529
Sumitomo Trust & Banking Co. Ltd.(s).............        433,000       2,257,895
The Bank of Tokyo - Mitsubishi Ltd.(s)...........        208,400       2,885,070
The Kagawa Bank Ltd.(s)..........................        263,000       1,294,559

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BANKING (CONTINUED)
Tokai Bank Ltd.(s)+..............................        182,000   $     851,062
Toyo Trust & Banking Co. Ltd.(s).................        264,000       1,563,439
                                                                   -------------
                                                                      17,818,241
                                                                   -------------

COMMERCIAL SERVICES (0.7%)
Asatsu, Inc.(s)..................................         78,000       1,127,817
                                                                   -------------

FINANCIAL SERVICES (2.5%)
Nomura Securities Co. Ltd.(s)....................        313,000       4,188,705
                                                                   -------------
INSURANCE (1.3%)
Tokio Marine & Fire Insurance Co. Ltd.(s)........        199,000       2,265,171
                                                                   -------------
REAL ESTATE (1.8%)
Daiwa Danchi Co. Ltd.(s)+........................        110,000         162,435
Mitsubishi Estate Co. Ltd.(s)....................        271,000       2,959,674
                                                                   -------------
                                                                       3,122,109
                                                                   -------------
  TOTAL FINANCE..................................                     28,522,043
                                                                   -------------

HEALTHCARE (1.2%)
PHARMACEUTICALS (1.2%)
Yamanouchi Pharmaceutical Co. Ltd.(s)............         98,000       2,110,427
                                                                   -------------

INDUSTRIAL PRODUCTS & SERVICES (13.8%)
CONSTRUCTION & HOUSING (2.1%)
Matsui Construction Co. Ltd.(s)..................        193,000         354,765
Nishimatsu Construction Co. Ltd.(s)..............        400,000       1,261,334
Toda Construction Co.(s).........................        261,000         712,615
Tostem Corp.(s)..................................        109,800       1,182,270
                                                                   -------------
                                                                       3,510,984
                                                                   -------------

ELECTRICAL EQUIPMENT (5.5%)
Hitachi Ltd.(s)..................................        321,000       2,296,012
Nissei Sangyo Co. Ltd.(s)........................         81,000         666,584
Ricoh Co. Ltd.(s)................................        208,000       2,591,580
Rohm Co. Ltd.(s).................................         32,000       3,273,315
Sanki Engineering Co. Ltd.(s)....................         87,000         618,269
                                                                   -------------
                                                                       9,445,760
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

INDUSTRIAL PRODUCTS & SERVICES (0.2%)
Okamura Corp.(s).................................        123,000   $     303,666
                                                                   -------------

MACHINERY (4.9%)
Aichi Corp.(s)...................................        179,000         516,262
Ebara Corp.(s)...................................        247,000       2,621,575
Fanuc Ltd.(s)....................................         77,000       2,925,525
Mitsubishi Heavy Industries Ltd.(s)..............        298,000       1,246,813
Sansei Yusoki Co. Ltd.(s)........................         89,000         195,768
Toshiba Tungaloy Co. Ltd.(s).....................        380,000         789,103
                                                                   -------------
                                                                       8,295,046
                                                                   -------------

MANUFACTURING (1.1%)
Topy Industries Ltd.(s)..........................        300,000         456,849
Tsubakimoto Chain Co.(s).........................        377,000       1,362,779
                                                                   -------------
                                                                       1,819,628
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     23,375,084
                                                                   -------------

TECHNOLOGY (13.9%)
COMPUTER SYSTEMS (2.3%)
Fujitsu Ltd.(s)..................................        365,000       3,930,132
                                                                   -------------

ELECTRONICS (8.3%)
Canon, Inc.(s)...................................         75,000       1,753,562
Fuji Photo Film Co. Ltd.(s)......................        112,000       4,306,994
Pioneer Electronic Corp.(s)......................        147,000       2,272,477
Secom Co. Ltd.(s)................................         40,000       2,565,738
TDK Corp.(s).....................................         44,000       3,329,921
                                                                   -------------
                                                                      14,228,692
                                                                   -------------

SEMICONDUCTORS (0.9%)
Tokyo Ohka Kogyo Co. Ltd.(s).....................         62,500       1,586,281
                                                                   -------------

TELECOMMUNICATIONS (2.4%)
DDI Corp.(s).....................................            865       2,295,205
Nippon Telegraph & Telephone Corp.(s)............            216       1,860,621
                                                                   -------------
                                                                       4,155,826
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     23,900,931
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
TRANSPORTATION (6.6%)
RAILROADS (3.8%)
East Japan Railway Co.(s)........................            500   $   2,265,017
West Japan Railway Co.(s)........................          1,338       4,280,906
                                                                   -------------
                                                                       6,545,923
                                                                   -------------
TRANSPORT & SERVICES (0.7%)
Nippon Express Co. Ltd.(s).......................        246,000       1,229,800
                                                                   -------------
WHOLESALE & INTERNATIONAL TRADE (2.1%)
Kamei Corp.(s)...................................         50,000         346,098
Mitsubishi Corp.(s)..............................        386,000       3,057,812
Nagase & Co. Ltd.(s).............................         74,000         216,273
                                                                   -------------
                                                                       3,620,183
                                                                   -------------
  TOTAL TRANSPORTATION...........................                     11,395,906
                                                                   -------------

UTILITIES (1.4%)
ELECTRIC (1.1%)
Shikoku Electric Power Co., Inc.(s)..............             80           1,144
Tokyo Electric Power Co., Inc.(s)................        103,600       1,896,369
                                                                   -------------
                                                                       1,897,513
                                                                   -------------

NATURAL GAS (0.3%)
Hokuriku Gas Co. Ltd.(s).........................        204,000         439,313
                                                                   -------------
  TOTAL UTILITIES................................                      2,336,826
                                                                   -------------
  TOTAL COMMON STOCK (COST $193,157,170).........                    138,333,696
                                                                   -------------

WARRANTS (0.5%)
BASIC INDUSTRIES (0.4%)
CHEMICALS (0.4%)
Shin-Etsu Chemical Co. Ltd., Expiring
  08/01/00+......................................            488         658,800
                                                                   -------------
INDUSTRIAL PRODUCTS & SERVICES (0.0%)*
MACHINERY (0.0%)*
Ebara Corp., Expiring 10/08/99+..................            318          18,314
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

TECHNOLOGY (0.1%)
COMPUTER SYSTEMS (0.1%)
Fujitsu Ltd., Expiring 06/12/98+.................            868   $     168,417
                                                                   -------------
  TOTAL WARRANTS (COST $973,419).................                        845,531
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                     (IN JPY)
                                                   -------------
FIXED INCOME SECURITIES (3.7%)
TECHNOLOGY (3.7%)
ELECTRONICS (3.7%)
Sony Corp., 1.4% due 03/31/05 (COST
  $6,285,077)....................................    546,000,000       6,235,988
                                                                   -------------

CONVERTIBLE BONDS (8.7%)
CONSUMER GOODS & SERVICES (4.3%)
AUTOMOTIVE (4.3%)
Toyota Motor Corp., 1.2% due 01/28/98............    500,000,000       7,344,962
                                                                   -------------

FINANCE (3.1%)
FINANCIAL SERVICES (3.1%)
BOT Cayman Finance Ltd., 4.25% due 03/29/49......    620,000,000       5,197,618
                                                                   -------------

HEALTH CARE (0.6%)
PHARMACEUTICALS (0.6%)
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14.......................................    100,000,000       1,084,440
                                                                   -------------

TECHNOLOGY (0.7%)
COMPUTER SYSTEMS (0.7%)
Ricoh Co. Ltd., 1.5% due 03/29/02................    100,000,000       1,253,643
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $14,896,958).....                     14,880,663
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
              SECURITY DESCRIPTION                   (IN USD)          VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (0.4%)
U.S. TREASURY OBLIGATIONS (0.4%)
United States Treasury Bills, 5.31% due 04/09/98
  (cost $768,330)(s).............................  $     780,000   $     768,708
                                                                   -------------
TOTAL INVESTMENTS (COST
  $216,080,954) (94.4%).........................................     161,064,586
OTHER ASSETS IN EXCESS OF
  LIABILITIES (5.6%)............................................       9,487,639
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 170,552,225
                                                                   -------------
                                                                   -------------

------------------------------
+ Non-income producing security.

(s) Security is fully or partially segregated as collateral for futures contracts.

* Less than 0.1%.

Note: Based on the cost of investments of $216,680,521 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation was $5,692,939, and the aggregate gross unrealized depreciation was $61,308,874, resulting in net unrealized depreciation of investments of $55,615,935.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $216,080,954)           $161,064,586
Foreign Currency at Value (Cost $8,269,917)           8,101,644
Receivable for Investments Sold                       1,516,567
Variation Margin Receivable                             493,808
Interest Receivable                                      88,540
Dividends Receivable                                     26,977
Deferred Organization Expenses                           11,265
Prepaid Trustees' Fees                                       22
Prepaid Expenses and Other Assets                            95
                                                   ------------
    Total Assets                                    171,303,504
                                                   ------------
LIABILITIES
Payable for Investments Purchased                       325,308
Payable to Custodian                                    221,893
Advisory Fee Payable                                    108,434
Custody Fee Payable                                      67,606
Administrative Services Fee Payable                      16,087
Administration Fee Payable                                  308
Fund Services Fee Payable                                   276
Accrued Expenses                                         11,367
                                                   ------------
    Total Liabilities                                   751,279
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $170,552,225
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $543,762)                                                    $  2,175,048
Interest Income (Net of Foreign Withholding Tax
  of $11,257)                                                          957,927
                                                                  ------------
    Investment Income                                                3,132,975
EXPENSES
Advisory Fee                                       $  2,031,363
Custodian Fees and Expenses                             349,102
Administrative Services Fee                              96,448
Professional Fees and Expenses                           58,565
Fund Services Fee                                        11,246
Printing Expenses                                         8,850
Administration Fee                                        7,389
Amortization of Organization Expenses                     6,591
Trustees' Fees and Expenses                               6,126
Insurance Expense                                         2,230
Miscellaneous                                             6,384
                                                   ------------
    Total Expenses                                                   2,584,294
                                                                  ------------
NET INVESTMENT INCOME                                                  548,681
NET REALIZED LOSS ON
  Investment Transactions (including $1,972,884
    net realized loss from futures contracts)       (94,220,201)
  Foreign Currency Transactions                      (1,956,042)
                                                   ------------
    Net Realized Loss                                              (96,176,243)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments (including $19,648 net unrealized
    gain on futures contracts)                        4,823,799
  Foreign Currency Contracts and Translations           (34,454)
                                                   ------------
    Net Change in Unrealized Appreciation                            4,789,345
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $(90,838,217)
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL      FOR THE FISCAL
                                                      YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31, 1997   DECEMBER 31, 1996
                                                   -----------------   -----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $        548,681    $       (163,669)
Net Realized Loss on Investment and Foreign
  Currency Transactions                                 (96,176,243)         (2,268,850)
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and Foreign
  Currency Translations                                   4,789,345         (67,037,516)
                                                   -----------------   -----------------
    Net Decrease in Net Assets Resulting from
      Operations                                        (90,838,217)        (69,470,035)
                                                   -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           198,329,912         290,426,062
Withdrawals                                            (317,285,028)       (253,101,673)
                                                   -----------------   -----------------
    Net Increase (Decrease) from Investors'
      Transactions                                     (118,955,116)         37,324,389
                                                   -----------------   -----------------
    Total Decrease in Net Assets                       (209,793,333)        (32,145,646)
NET ASSETS
Beginning of Fiscal Year                                380,345,558         412,491,204
                                                   -----------------   -----------------
End of Fiscal Year                                 $    170,552,225    $    380,345,558
                                                   -----------------   -----------------
                                                   -----------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                    FOR THE FISCAL      MARCH 28, 1995
                                                      YEAR ENDED       (COMMENCEMENT OF
                                                     DECEMBER 31,       OPERATIONS) TO
                                                   -----------------     DECEMBER 31,
                                                    1997      1996           1995
                                                   -------   -------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                            0.83%     0.81%             0.87%(a)
  Net Investment Income (Loss)                        0.18%    (0.03)%            0.12%(a)
Portfolio Turnover                                      93%       86%               60%(b)
Average Broker Commissions                         $0.0006   $0.0005                --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "Portfolio"), is one of eight subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations on March 28, 1995.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   b) The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At December 31, 1997, the Portfolio had no open forward foreign currency contracts.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures transactions during the fiscal year ended December 31, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts open at beginning of year..............         0    $             0
Contracts opened.................................     1,540        157,400,898
Contracts closed.................................    (1,459)      (149,999,945)
                                                   ---------   ----------------
Contracts open at end of year....................        81    $     7,400,953
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT DECEMBER 31, 1997

                                                                    NET UNREALIZED
                                                                    APPRECIATION/
                                                   CONTRACTS LONG   (DEPRECIATION)
                                                   --------------   --------------
Topix Index, expiring March 1998.................             81    $      19,648
                                                   --------------   --------------
Totals...........................................             81    $      19,648
                                                   --------------   --------------
                                                   --------------   --------------

   f The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

   g) The Portfolio incurred organization expenses in the amount of $33,000. These costs are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

   h) Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolios are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to eachportfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1997, such fees amounted to $2,031,363.

   b) The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------
      compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended December 31, 1997, the fee for these services amounted to $7,389.

   c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended December 31, 1997, the fee for these services amounted to $96,448.

   d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $11,246 for the fiscal year ended December 31, 1997.

   e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the year ended December 31, 1997 were as follows:

             COST OF            PROCEEDS
            PURCHASES          FROM SALES
          --------------     --------------
          $  265,590,612     $  357,048,926

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4. CREDIT AGREEMENT

The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

5. SUBSEQUENT EVENT

On January 16, 1998, the Portfolio received a withdrawal request as discussed in
Note 5 of the Fund's Notes to Financial Statements which are included elsewhere in this report. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund reduced the size of the Portfolio to approximately $2,785,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of the portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the two years in the period then ended and for the period March 28, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 23, 1998

J.P. MORGAN INSTITUTIONAL FUNDS

  FEDERAL MONEY MARKET FUND

  PRIME MONEY MARKET FUND

  TAX EXEMPT MONEY MARKET FUND

  TREASURY MONEY MARKET FUND

  BOND FUND

  CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

  GLOBAL STRATEGIC INCOME FUND

  INTERNATIONAL BOND FUND

  NEW YORK TOTAL RETURN BOND FUND

  SHORT TERM BOND FUND

  TAX EXEMPT BOND FUND

  DIVERSIFIED FUND

  DISCIPLINED EQUITY FUND

  TAX AWARE DISCIPLINED EQUITY FUND:
    INSTITUTIONAL SHARES

  U.S. EQUITY FUND

  U.S. SMALL COMPANY FUND

  EMERGING MARKETS EQUITY FUND

  EUROPEAN EQUITY FUND

  INTERNATIONAL EQUITY FUND

  INTERNATIONAL OPPORTUNITIES FUND

  JAPAN EQUITY FUND


FOR MORE INFORMATION ON THE J.P. MORGAN
INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS
SERVICES AT (800)766-7722.


J.P. MORGAN
INSTITUTIONAL
JAPAN EQUITY
FUND


ANNUAL REPORT
DECEMBER 31, 1997